Unaudited Interim Consolidated Statement of Operations - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Statements of Operations [Abstract]
Vessel revenue, net	$ 0	$ 12,832
Expenses:
Voyage expenses	0	(1,149)
Vessel operating expenses	0	(9,137)
Management fees	0	(263)
Management fees - related party	0	(563)
General and administration expenses	0	(3,325)
Depreciation and amortization	0	(3,482)
Amortization of deferred dry-docking costs	0	(87)
Operating (loss) / income	0	(5,174)
Other income / (expenses), net:
Interest and finance costs	0	(2,979)
Interest and other income	0	287
Foreign currency exchange losses, net	0	(48)
Total other expenses, net	0	(2,740)
Net loss	0	(7,914)
Dividends to non-vested participating securities	0	(77)
Net loss attributable to common shareholders, basic	$ 0	$ (7,991)
Loss per common share, basic (in dollars per share)	$ 0	$ (0.99)
Loss per common share, diluted (in dollars per share)	$ 0	$ (0.99)
Weighted average common shares outstanding, basic (in shares)	500	8,030,666
Weighted average common shares outstanding, diluted (in shares)	500	8,030,666